Fair Value Measurements - Schedule of Changes in Liabilities with Significant Unobservable Inputs (Details)	9 Months Ended
Sep. 30, 2018 USD ($)
Derivative Liability, beginning	$ 5,939,600
Derivative Liability, ending	7,057,172
Significant Unobservable Inputs (Level 3) [Member]
Derivative Liability, beginning	5,939,600
Issuance of convertible debt	1,459,645
Settlements by debt settlement	(1,312,833)
Change in estimated fair value	970,760
Derivative Liability, ending	$ 7,057,172